Summary Of Significant Accounting Policies (Deferred Taxes Assets And Liabilities) (Details) - USD ($) $ in Thousands	Jul. 31, 2015	Jul. 31, 2014
Deferred tax assets	$ 724	$ 1,152
Deferred tax liabilities	(4,157)	(4,313)
Net deferred tax liability	$ (3,433)	$ (3,161)